Related Party Transactions (Details) - USD ($)		6 Months Ended
	Jun. 02, 2023	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Trading market price (in Dollars per share)	$ 0.51
Incurred loss		$ 50,000
Ms. Yan [Member]
Related Party Transactions [Line Items]
Debt conversion shares (in Shares)		5,000,000
Exchange for retirement debt		$ 2,500,000
Settled Litigation [Member]
Related Party Transactions [Line Items]
Loan from shareholder		608,631	$ 608,631
Senior Officer [Member]
Related Party Transactions [Line Items]
Loan from shareholder		$ 1,365,246	$ 1,180,046